Stockholder's Equity (Details 4) (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Summary of comprehensive income/(loss)
Unrecognized losses on cash flow hedges	$ (8,063)	$ (2,542)	$ 7,829
Unrecognized gains (losses) on equity investments	54	487	(846)
Unrecognized actuarial gains (losses)	(199)	277	(715)
Total other comprehensive income	(8,208)	(1,778)	6,268
Net income attributable to controlling interests	128,527	193,269	283,299
Comprehensive income attributable to controlling interests	120,319	191,491	289,567
Net and comprehensive income attributable to noncontrolling interests	357	(342)	126
Total comprehensive income	$ 120,676	$ 191,149	$ 289,693